UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06687
                                                    ------------

                         The Gabelli Money Market Funds
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
            --------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                          ---------------

                      Date of fiscal year end: September 30
                                              --------------

                    Date of reporting period: March 31, 2007
                                             ----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2007









TO OUR SHAREHOLDERS,

      Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the economy and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments had been included as part of each Fund's semi-annual and annual financial statements.

      The Sarbanes-Oxley Act's corporate governance regulations requires a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio manager's commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

                                Sincerely yours,


                                /s/ Bruce N. Alpert

                                Bruce N. Alpert
                                Chief Operating Officer
                                Gabelli Funds, LLC
May 21, 2007




PROXY VOTING

THE FUND FILES FORM N-PX WITH ITS COMPLETE PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30TH, NO LATER THAN AUGUST 31ST OF EACH YEAR. A DESCRIPTION OF THE FUND'S PROXY VOTING POLICIES, PROCEDURES, AND HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY
(I) CALLING 800-GABELLI (800-422-3554); (II) WRITING TO THE GABELLI FUNDS AT ONE CORPORATE CENTER, RYE, NY 10580-1422; OR (III) VISITING THE SECURITIES AND EXCHANGE COMMISSION'S (THE "SEC") WEBSITE AT WWW.SEC.GOV.


PORTFOLIO HOLDINGS

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED DECEMBER 31, 2006. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

THE GABELLI U.S.TREASURY MONEY MARKET FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month Period from October 1, 2006 through March 31, 2007
                                                                   EXPENSE TABLE
================================================================================


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                          Beginning         Ending      Annualized     Expenses
                        Account Value   Account Value     Expense    Paid During
                          10/01/06         03/31/07        Ratio       Period*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Gabelli U.S. Treasury Money
  Market Fund             $1,000.00       $1,025.00        0.08%        $0.41
HYPOTHETICAL 5% RETURN
Gabelli U.S. Treasury Money
  Market Fund             $1,000.00       $1,024.67        0.08%        $0.41

*Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.


================================================================================
SUMMARY OF PORTFOLIO HOLDINGS

The following table presents portfolio holdings as a percent of total net assets as of March 31, 2007:

U.S. TREASURY MONEY MARKET FUND

U.S. Treasury Bills .............................  94.9%
U.S. Treasury Notes .............................   4.2%
Other Assets and Liabilities (Net) ..............   0.9%
                                                  ------
Net Assets ...................................... 100.0%
                                                  ======

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

STATEMENT OF NET ASSETS -- MARCH 31, 2007 (UNAUDITED)
================================================================================

    PRINCIPAL                                                                                             MARKET
     AMOUNT                                                                                                VALUE
   -----------                                                                                           ---------
                U.S. GOVERNMENT OBLIGATIONS -- 99.1%
                U.S. TREASURY BILLS -- 94.9%
  $562,883,000  U.S. Treasury Bills, 4.920% to 5.209%++, 04/05/07 to 09/20/07 .....................    $560,005,592
                                                                                                       ------------
                U.S. TREASURY NOTES -- 4.2%
    25,000,000    3.125%, 05/15/07 ................................................................      24,946,792
                                                                                                       ------------
                TOTAL U.S. GOVERNMENT OBLIGATIONS .................................................     584,952,384
                                                                                                       ------------
TOTAL INVESTMENTS (Cost $584,952,384) ...............................................    99.1%          584,952,384
PAYABLE TO MANAGER ..................................................................    (0.0)               (5,047)
DIVIDENDS PAYABLE ...................................................................    (0.0)             (253,071)
PAYABLE FOR TRUSTEES' FEES ..........................................................    (0.0)                  (26)
OTHER ASSETS AND LIABILITIES (NET) ..................................................     0.9             5,259,999
                                                                                        ------         ------------
NET ASSETS
  (applicable to 590,042,471 shares outstanding,
    unlimited number of shares authorized) ..........................................   100.0%         $589,954,239
                                                                                        ======         ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  ($589,954,239 / 590,042,471 shares outstanding) .................................................           $1.00
                                                                                                              =====
NET ASSETS CONSIST OF:
  Paid-in-Capital, at $0.001 par value ............................................................    $590,043,077
  Accumulated distributions in excess of net realized gain on investments .........................         (88,838)
                                                                                                       ------------
TOTAL NET ASSETS ..................................................................................    $589,954,239
                                                                                                       ============

------------------
 ++ Represents annualized yield at date of purchase.

FINANCIAL HIGHLIGHTS
================================================================================

Selected data for a share of beneficial interest outstanding throughout each period:

                                                                           PERIOD ENDED SEPTEMBER 30,
                                                    ------------------------------------------------------------------------
                                                     2007(A)       2006        2005       2004         2003         2002
                                                    --------     --------    --------    --------    ----------   ----------
OPERATING PERFORMANCE:
  Net asset value, beginning of period ............ $ 1.0000     $ 1.0000    $ 1.0000    $ 1.0000    $   1.0000   $   1.0000
                                                    --------     --------    --------    --------    ----------   ----------
  Net investment income (b) .......................   0.0247       0.0426      0.0212      0.0073        0.0095       0.0161
  Net realized gain (loss) on investments .........  (0.0000)(d)   0.0000(d)   0.0002      0.0001        0.0002       0.0012
                                                    --------     --------    --------    --------    ----------   ----------
  Total from investment operations ................   0.0247       0.0426      0.0214      0.0074        0.0097       0.0173
                                                    --------     --------    --------    --------    ----------   ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ...........................  (0.0247)     (0.0426)    (0.0212)    (0.0073)      (0.0095)     (0.0161)
  Net realized gain on investments ................  (0.0000)(d)  (0.0000)(d) (0.0002)    (0.0001)      (0.0002)     (0.0012)
                                                    --------     --------    --------    --------    ----------   ----------
  Total distributions .............................  (0.0247)     (0.0426)    (0.0214)    (0.0074)      (0.0097)     (0.0173)
                                                    --------     --------    --------    --------    ----------   ----------
  NET ASSET VALUE, END OF PERIOD .................. $ 1.0000     $ 1.0000    $ 1.0000    $ 1.0000    $   1.0000   $   1.0000
                                                    ========     ========    ========    ========    ==========   ==========
  Total return+ ...................................     2.50%        4.33%       2.22%       0.75%         0.98%        1.72%
                                                    ========     ========    ========    ========    ==========   ==========
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA:
  Net assets, end of period (in 000's) ............ $589,954     $673,889    $778,298    $925,728    $1,030,710   $1,016,253
  Ratio of net investment income
    to average net assets .........................     4.92%(e)     4.26%       2.12%       0.73%         0.95%        1.59%
  Ratio of operating expenses
    to average net assets (c) .....................     0.08%(e)     0.12%(f)    0.30%       0.30%         0.30%        0.30%

---------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions. Total return for a period of less than one year is not annualized.
(a) For the period ended March 31, 2007, unaudited.
(b) Net investment income per share before fees waived by the Manager for the six months ended March 31, 2007 and the fiscal years ended September 30, 2006, 2005, 2004, 2003, and 2002 was $0.0233, $0.0402, $0.0207, $0.0081,
    $0.0067, and $0.0089, respectively.
(c) Operating expense ratios before fees waived by the Manager for the six months ended March 31, 2007 and the fiscal years ended September 30, 2006, 2005, 2004, 2003, and 2002 were 0.36%, 0.36%, 0.35%, 0.36%, 0.36%, and
    0.36%, respectively.
(d) Amount represents less than $0.00005 per share.
(e) Annualized.
(f) The Fund incurred interest expense during the fiscal year ended September 30, 2006. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 0.11%.

                 See accompanying notes to financial statements.

                   THE GABELLI U.S. TREASURY MONEY MARKET FUND

STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED MARCH 31, 2007 (UNAUDITED)
================================================================================

INVESTMENT INCOME:
  Interest .........................................       $ 17,285,281
                                                           ------------
EXPENSES:
  Management fees ..................................          1,030,871
  Shareholder services fees ........................             64,088
  Custodian fees ...................................             42,099
  Legal and audit fees .............................             25,281
  Shareholder communications expenses ..............             20,636
  Registration expenses ............................             16,092
  Interest expense .................................             14,898
  Trustees' fees ...................................             10,968
  Miscellaneous expenses ...........................             27,504
                                                           ------------
  TOTAL EXPENSES ...................................          1,252,437
  Less: Fees waived by Manager .....................           (977,538)
                                                           ------------
NET EXPENSES .......................................            274,899
                                                           ------------
NET INVESTMENT INCOME ..............................         17,010,382
NET REALIZED LOSS ON INVESTMENTS ...................            (44,450)
                                                           ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $ 16,965,932
                                                           ============

STATEMENT OF CHANGES IN NET ASSETS
================================================================================

                                                                   SIX MONTHS ENDED
                                                                    MARCH 31, 2007           YEAR ENDED
                                                                     (UNAUDITED)         SEPTEMBER 30, 2006
                                                                   ---------------       ------------------
OPERATIONS:
  Net investment income ....................................       $    17,010,382        $    33,613,769
  Net realized gain (loss) on investments ..................               (44,450)                29,374
                                                                   ---------------        ---------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....            16,965,932             33,643,143
                                                                   ---------------        ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income ....................................           (17,010,382)           (33,613,769)
  Net realized short-term gain on investments ..............               (44,388)               (29,374)
                                                                   ---------------        ---------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................           (17,054,770)           (33,643,143)
                                                                   ---------------        ---------------
CAPITAL SHARE TRANSACTIONS ($1.00 PER SHARE):
  Proceeds from shares issued ..............................         1,098,154,356          2,549,256,684
  Proceeds from reinvestment of distributions ..............            17,100,658             33,120,607
  Cost of shares redeemed ..................................        (1,199,101,160)        (2,686,786,071)
                                                                   ---------------        ---------------
  Net decrease in net assets from capital share transactions           (83,846,146)          (104,408,780)
                                                                   ---------------        ---------------
  NET DECREASE IN NET ASSETS ...............................           (83,934,984)          (104,408,780)

NET ASSETS:
  Beginning of period ......................................           673,889,223            778,298,003
                                                                   ---------------        ---------------
  End of period ............................................       $   589,954,239        $   673,889,223
                                                                   ===============        ===============

                 See accompanying notes to financial statements.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. ORGANIZATION. The Gabelli U.S. Treasury Money Market Fund (the "Fund"), a series of The Gabelli Money Market Funds (the "Trust"), was organized on May 21, 1992 as a Delaware statutory trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is high current income consistent with the preservation of principal and liquidity. The Fund commenced investment operations on October 1, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost involves valuing a portfolio security at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the constant basis or the effective yield to maturity method.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the Federal Funds rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

DISTRIBUTIONS TO SHAREHOLDERS. Distributions from investment income (including net short-term realized capital gains) are declared daily and paid monthly. Distributions from net long-term capital gains, if any, are paid annually.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/(depreciation) at March 31, 2007:

                                         GROSS         GROSS
                                      UNREALIZED    UNREALIZED    NET UNREALIZED
                           COST      APPRECIATION  DEPRECIATION    DEPRECIATION
                         --------    ------------  ------------    ------------
   Investments ....... $585,026,527      $0          $(74,143)       $(74,143)

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an
Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is required to be implemented for the Fund no later than its March 31, 2008 NAV, and is to be applied to all open tax years as of the date of effectiveness. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
================================================================================


3. AGREEMENTS WITH AFFILIATED PARTIES. The Trust has entered into a management agreement (the "Management Agreement") with Gabelli Funds, LLC (the "Manager"), which provides that the Trust will pay the Manager a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of the Fund's average daily net assets. In accordance with the Management Agreement, the Manager provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Manager. To the extent necessary, the Manager has contractually undertaken to assume certain expenses of the Trust so that the total expenses do not exceed 0.30% of the Fund's average daily net assets. The contractual arrangement is renewable annually by the Manager. Pursuant to a written agreement, the Manager has voluntarily agreed to further limit expenses to 0.08% of the Fund's average daily net assets (excluding interest, taxes, and extraordinary expenses), from December 1, 2005 through September 30, 2007.

The Fund pays each Trustee that is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended. Trustees who are directors or employees of the Manager or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5. OTHER MATTERS. The Manager and/or affiliates received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund share trading practices involving certain funds managed by the Manager. GAMCO Investors, Inc. ("GAMCO"), the Manager's parent company, responded to these requests for documents and testimony. In June 2006, GAMCO began discussions with the SEC regarding a possible resolution of their inquiry. In February 2007, the Manager made an offer of settlement to the staff of the SEC for communication to the Commission for its consideration to resolve this matter. This offer of settlement is subject to agreement regarding the specific language of the SEC's administrative order and other settlement documents. On a separate matter, in September 2005, the Manager was informed by the staff of the SEC that the staff may recommend to the Commission that an administrative remedy and a monetary penalty be sought from the Manager in connection with the actions of two of seven closed-end funds managed by the Manager relating to Section
19(a) and Rule 19a-1 of the 1940 Act. These provisions require registered investment companies to provide written statements to shareholders when a dividend is made from a source other than net investment income. While the two closed-end funds sent annual statements and provided other materials containing this information, the funds did not send written statements to shareholders with each distribution in 2002 and 2003. The Manager believes that all of the funds are now in compliance. The Manager believes that these matters would have no effect on the Fund or any material adverse effect on the Manager or its ability to manage the Fund.

THE GABELLI U.S. TREASURY MONEY MARKET FUND
CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (UNAUDITED)
================================================================================


Section 15(c) of the 1940 Act contemplates that the Board of Trustees (the "Board") of the Fund, including a majority of the Trustees who have no direct or indirect interest in the investment management agreement and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Board Members"), are required annually to review and re-approve the terms of the Fund's existing Management Agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Management Agreement with the Manager for the Fund. More specifically, at a meeting held on November 14, 2006, the Board, including the Independent Board Members, considered the factors and reached the conclusions described below relating to the selection of the Manager and the re-approval of the Management Agreement.

1. NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY THE MANAGER. The Independent Board Members considered the nature, quality, and extent of administrative and shareholder services performed by the Manager, including portfolio management, supervision of Fund operations and compliance and regulatory filings and disclosures to shareholders, general oversight of other service providers, coordination of Fund marketing initiatives, review of Fund legal issues, assisting the Independent Board Members in their capacity as trustees, and other services. The Independent Board Members concluded that the services are extensive in nature and that the Manager consistently delivered a high level of service.

2. INVESTMENT PERFORMANCE OF THE FUND AND MANAGER. The Independent Board Members reviewed the investment performance for the Fund over various periods of time as compared to the performance of such Fund's Lipper, Inc. peer group and concluded that the Manager was delivering superior performance results over the long term consistent with the long-term investment strategies being pursued by the Fund.

3. COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER.
(A) COSTS OF SERVICES TO FUND: FEES AND EXPENSES. The Independent Board Members considered the Fund's management fee rate and expense ratio relative to industry averages for the Fund's peer group category and the advisory fees charged by the Manager and its affiliates to other fund and non-fund clients. The Independent Board Members noted that the mix of services under the Investment Management Agreement are much more extensive than those under the advisory agreements for non-fund clients.

The Independent Board Members noted that the Fund operated pursuant to a Waiver and Reimbursement Agreement with the Manager wherein the Manager had contractually agreed to waive a portion of its advisory fee and/or reimburse operating expenses on behalf of the Fund to the extent necessary to maintain total operating expenses at 0.08% of average net assets. The Board Members noted that both the advisory fees and the operating expenses of the Fund compared favorably to those of its peer group and that the Fund's contractual fee was lower than the peer group average.

(B) PROFITABILITY AND COSTS OF SERVICES TO MANAGER. The Independent Board Members considered the Manager's overall profitability and costs, and proforma estimates of the Manager's profitability and costs attributable to the Fund (i) as part of the Gabelli fund complex and (ii) assuming the Fund constituted the Manager's only investment company under its management. The Independent Board Members also considered whether the amount of profit is a fair entrepreneurial profit for the management of the Fund, and noted that the Manager has substantially increased its resources devoted to Fund matters in response to recently enacted

THE GABELLI U.S. TREASURY MONEY MARKET FUND
CONSIDERATION AND RE-APPROVAL OF MANAGEMENT AGREEMENT (CONTINUED) (UNAUDITED)
================================================================================


regulatory requirements and new or enhanced Fund policies and procedures. The Independent Board Members concluded that the Manager's profitability was at an acceptable level, particularly in light of the high quality of the services being provided to the Fund.

4. EXTENT OF ECONOMIES OF SCALE AS FUND GROWS. The Independent Board Members considered whether there have been economies of scale with respect to the management of the Fund and whether the Fund has appropriately benefited from any economies of scale. The Independent Board Members noted that economies of scale may develop for certain funds as their assets increase and their fund level expenses decline as a percentage of assets, but that fund level economies of scale may not necessarily result in Manager level economies of scale.

5. WHETHER FEE LEVELS REFLECT ECONOMIES OF SCALE. The Independent Board Members also considered whether the management fee rate is reasonable in relation to the asset size of the Fund and any economies of scale that may exist, and concluded that it currently was reasonable.

6. OTHER RELEVANT CONSIDERATIONS.
(A) MANAGER PERSONNEL AND METHODS. The Independent Board Members considered the size, education, and experience of the Manager's staff, the Manager's fundamental research capabilities, and the Manager's approach to recruiting, training, and retaining portfolio managers and other research and management personnel, and concluded that in each of these areas the Manager was structured in such a way to support the high level of services being provided to the Fund.

(B) OTHER BENEFITS TO THE MANAGER. The Independent Board Members also considered the character and amount of other incidental benefits received by the Manager and its affiliates from its association with the Fund. The Independent Board Members concluded that potential "fall-out" benefits that the Manager and its affiliates may receive, such as greater name recognition or increased ability to obtain research services, appear to be reasonable, and may in some cases benefit the Fund.

CONCLUSIONS. In considering the Management Agreement, the Independent Board Members did not identify any factor as all-important or all-controlling and instead considered these factors collectively in light of the Fund's surrounding circumstances. Based on this review, it was the judgment of the Independent Board Members that shareholders had received very favorable absolute and relative performance at reasonable fees and, therefore, re-approval of the Agreement was in the best interests of the Fund and its shareholders. As a part of its decision making process, the Independent Board Members noted that the Manager has managed the Fund since its inception, and the Independent Board Members believe that a long-term relationship with a capable, conscientious manager is in the best interests of the Fund. The Independent Board Members considered, generally, that shareholders invested in the Fund knowing that the Manager managed the Fund and knowing its investment management fee schedule. As such, the Independent Board Members considered, in particular, whether the Manager managed the Fund in accordance with its investment objectives and policies as disclosed to shareholders. The Independent Board Members concluded that the Fund was managed by the Manager consistent with its investment objectives and policies.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
================================================================================

     WHO ARE WE?
     The Gabelli/GAMCO and Westwood Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC and Gabelli Advisers, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE
        SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE _______________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE _______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE _____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GAMCO GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH ___________________________
GAMCO GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD INCOME FUND
Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income
securities. (MULTICLASS)                                            TEAM MANAGED

SPECIALTY EQUITY ____________________________
GAMCO GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

GABELLI SRI FUND
Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital
appreciation. (MULTICLASS)           PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR ______________________________________
GAMCO GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GAMCO GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE ________________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN___________________________________
GAMCO MATHERS FUND
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET ________________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND
           BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

                            THE GABELLI U.S. TREASURY
                                MONEY MARKET FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                    Current Yield available daily by calling
                           800-GABELLI after 6:00 P.M.


                                BOARD OF TRUSTEES
Mario J. Gabelli, CFA                            Robert C. Kolodny, MD
CHAIRMAN AND CHIEF                               PHYSICIAN, AUTHOR AND LECTURER,
EXECUTIVE OFFICER                                GENERAL PARTNER OF
GAMCO INVESTORS, INC.                            KBS PARTNERSHIP

Anthony J. Colavita                              Anthonie C. van Ekris
ATTORNEY-AT-LAW                                  CHAIRMAN
ANTHONY J. COLAVITA, P.C.                        BALMAC INTERNATIONAL, INC.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN ENERGY CORP.

                                    OFFICERS
Bruce N. Alpert                                  Judith A. Raneri
PRESIDENT                                        VICE PRESIDENT
                                                 AND PORTFOLIO MANAGER

James E. McKee                                   Peter D. Goldstein
SECRETARY                                        CHIEF COMPLIANCE OFFICER

Agnes Mullady                                    Ronald S. Eaker
TREASURER                                        VICE PRESIDENT


                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT, AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli U.S. Treasury Money Market Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB404Q107SR

                                [GRAPHIC OMITTED]
                                PICTURE OF MARIO GABELLI


                                       THE
                                       GABELLI
                                       U.S. TREASURY
                                       MONEY MARKET
                                       FUND



                                                              SEMI-ANNUAL REPORT
                                                                  MARCH 31, 2007

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli Money Market Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              5/29/07
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date              5/29/07
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer


Date              5/29/07
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.